Condensed Consolidating Financial Statements (Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	$ 1,314	$ 1,187	$ 1,046
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(558)	(690)	(643)
(Purchases of)/ Proceeds from marketable securities, net	(18)	(11)	(80)
Proceeds from notes receivable	0	0	51
Acquisitions, net of cash acquired	(106)	0	0
Other, net	39	41	28
Cash Used for Investing Activities	(643)	(660)	(644)
Cash Flows From Financing Activities:
Net change in debt	(23)	123	(385)
Purchase of redeemable noncontrolling interest	0	0	(66)
Purchases of Tyson Class A common stock	(614.00)	(264.00)	(207.00)
Dividends	(104)	(57)	(59)
Stock options exercised	123	34	51
Other, net	18	(7)	8
Net change in intercompany balances	0	0	0
Cash Used for Financing Activities	(600)	(171)	(658)
Effect of Exchange Rate Change on Cash	3	(1)	(6)
Increase (Decrease) in Cash and Cash Equivalents	74	355	(262)
Cash and Cash Equivalents at Beginning of Year	1,071	716	978
Cash and Cash Equivalents at End of Year	1,145	1,071	716
TFI Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	294	312	31
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(4)	(1)	(1)
(Purchases of)/ Proceeds from marketable securities, net	0	0	0
Proceeds from notes receivable	0	0	0
Acquisitions, net of cash acquired	0	0	0
Other, net	0	1	23
Cash Used for Investing Activities	(4)	0	22
Cash Flows From Financing Activities:
Net change in debt	5	107	(391)
Purchase of redeemable noncontrolling interest	0	0	0
Purchases of Tyson Class A common stock	(614.00)	(264.00)	(207.00)
Dividends	(104)	(57)	(59)
Stock options exercised	123	34	51
Other, net	18	(8)	(2)
Net change in intercompany balances	281	(124)	554
Cash Used for Financing Activities	(291)	(312)	(54)
Effect of Exchange Rate Change on Cash	0	0	0
Increase (Decrease) in Cash and Cash Equivalents	(1)	0	(1)
Cash and Cash Equivalents at Beginning of Year	1	1	2
Cash and Cash Equivalents at End of Year	0	1	1
TFM Parent, Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	337	438	564
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(113)	(104)	(107)
(Purchases of)/ Proceeds from marketable securities, net	(13)	(7)	(57)
Proceeds from notes receivable	0	0	0
Acquisitions, net of cash acquired	0	0	0
Other, net	3	5	0
Cash Used for Investing Activities	(123)	(106)	(164)
Cash Flows From Financing Activities:
Net change in debt	0	0	(6)
Purchase of redeemable noncontrolling interest	0	0	0
Purchases of Tyson Class A common stock	0	0	0
Dividends	0	0	0
Stock options exercised	0	0	0
Other, net	0	0	0
Net change in intercompany balances	(202)	(324)	(395)
Cash Used for Financing Activities	(202)	(324)	(401)
Effect of Exchange Rate Change on Cash	0	0	0
Increase (Decrease) in Cash and Cash Equivalents	12	8	(1)
Cash and Cash Equivalents at Beginning of Year	9	1	2
Cash and Cash Equivalents at End of Year	21	9	1
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	696	447	471
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(441)	(585)	(535)
(Purchases of)/ Proceeds from marketable securities, net	(5)	(4)	(23)
Proceeds from notes receivable	0	0	51
Acquisitions, net of cash acquired	(106)	0	0
Other, net	36	35	5
Cash Used for Investing Activities	(516)	(554)	(502)
Cash Flows From Financing Activities:
Net change in debt	(28)	16	12
Purchase of redeemable noncontrolling interest	0	0	(66)
Purchases of Tyson Class A common stock	0	0	0
Dividends	(13)	(10)	(20)
Stock options exercised	0	0	0
Other, net	0	1	10
Net change in intercompany balances	(79)	448	(159)
Cash Used for Financing Activities	(120)	455	(223)
Effect of Exchange Rate Change on Cash	3	(1)	(6)
Increase (Decrease) in Cash and Cash Equivalents	63	347	(260)
Cash and Cash Equivalents at Beginning of Year	1,061	714	974
Cash and Cash Equivalents at End of Year	1,124	1,061	714
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	(13)	(10)	(20)
Cash Flows From Investing Activities:
Additions to property, plant and equipment	0	0	0
(Purchases of)/ Proceeds from marketable securities, net	0	0	0
Proceeds from notes receivable	0	0	0
Acquisitions, net of cash acquired	0	0	0
Other, net	0	0	0
Cash Used for Investing Activities	0	0	0
Cash Flows From Financing Activities:
Net change in debt	0	0	0
Purchase of redeemable noncontrolling interest	0	0	0
Purchases of Tyson Class A common stock	0	0	0
Dividends	13	10	20
Stock options exercised	0	0	0
Other, net	0	0	0
Net change in intercompany balances	0	0	0
Cash Used for Financing Activities	13	10	20
Effect of Exchange Rate Change on Cash	0	0	0
Increase (Decrease) in Cash and Cash Equivalents	0	0	0
Cash and Cash Equivalents at Beginning of Year	0	0	0
Cash and Cash Equivalents at End of Year	$ 0	$ 0	$ 0